Derivative Instruments and Hedging Activities - Additional Information (Details) $ in Millions	Sep. 30, 2017 USD ($) agreement	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Restricted cash - current and - long-term	$ 93.0	$ 117.0
Interest rate swaption agreements
Derivative [Line Items]
Number of interest rate derivatives held | agreement	1
Interest rate swaps and cross currency swaps agreement
Derivative [Line Items]
Fair value of derivative asset	$ 7.7
Fair value of derivative liability	80.7
Restricted cash - current and - long-term	14.2	37.8
Toledo Spirit time-charter derivative
Derivative [Line Items]
Derivative fair value, net	$ 2.4	$ 2.1